Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.01%
New York–94.89%
Albany (County of), NY Airport Authority; Series 2010 A, Ref. RB (INS -AGM)(a)	5.00%	12/15/2025	$ 500	$ 510,445
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB (b)(c)	6.25%	11/15/2020	1,000	1,048,530
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	435	488,636
Battery Park (City of), NY Authority; Series 2019, RB	4.00%	11/01/2044	1,000	1,151,570
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	490	570,943
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (b)(c)	6.25%	01/15/2020	685	689,158
Series 2009, RB (b)(c)	6.37%	01/15/2020	475	477,950
Series 2009, RB (d)	0.00%	07/15/2034	3,685	2,307,510
Series 2016 A, Ref. RB	5.00%	07/15/2042	4,795	5,454,073
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,000	1,167,680
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,158,983
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	915,684
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	1,160	1,334,522
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	537,510
Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2044	555	622,161
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB (e)	5.00%	06/01/2047	1,250	1,362,987
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB (e)(f)	5.00%	01/01/2035	1,100	1,209,208
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/2032	350	375,410
Series 2012, RB	5.00%	08/01/2042	1,750	1,868,755
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2014 A, RB (b)(c)	5.00%	07/01/2024	600	698,928
Series 2019 B, Ref. RB	4.00%	07/01/2044	850	944,469
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	1,275	1,275,242
Hudson Yards Infrastructure Corp.;
Series 2012 A, RB (b)(c)	5.75%	02/15/2021	865	913,656
Series 2012 A, RB	5.75%	02/15/2047	535	562,708
Series 2017 A, Ref. RB (INS -AGM)(a)	4.00%	02/15/2047	575	633,639
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	555	575,985
Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	1,000	1,000,000
Long Island Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2036	655	781,808
Series 2019 A, RB	4.00%	09/01/2038	1,000	1,127,070
Metropolitan Transportation Authority;
Series 2012 H, RB (b)(c)	5.00%	11/15/2022	410	458,446
Series 2012 H, RB	5.00%	11/15/2030	340	373,721
Series 2013 E, RB (b)(c)	5.00%	11/15/2023	1,000	1,156,640
Series 2019 C, RB (INS -AGM)(a)	4.00%	11/15/2045	560	629,266
Subseries 2002 G-1H, Ref. RB (67% of 1 mo. USD LIBOR + 0.82%)(c)(g)	1.97%	02/01/2022	795	803,658
Metropolitan Transportation Authority (Climate Bond Certified);
Series 2017, RB	5.25%	11/15/2057	935	1,132,911
Subseries 2017 A-1, RB	5.25%	11/15/2057	745	887,429
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. RB (d)	0.00%	11/15/2040	3,750	2,012,737
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB (b)(c)	5.50%	10/01/2021	370	399,937
Monroe County Industrial Development Corp. (University of Rochester);
Series 2011 A, RB (b)(c)	5.00%	07/01/2021	875	930,790
Series 2015 A, Ref. RB	5.00%	07/01/2033	785	928,412
See accompanying notes which are an integral part of this schedule.
Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	$ 4,905	$ 5,209,355
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	420	423,730
Series 2014 A, RB	6.70%	01/01/2049	180	177,986
Series 2014 C, RB (h)	2.00%	01/01/2049	65	10,556
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/2027	930	1,003,721
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/2037	1,200	1,285,140
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	750	742,673
Series 2006 A-3, RB	5.13%	06/01/2046	615	613,672
New York & New Jersey (States of) Port Authority;
Series 2017 200, Ref. RB	5.25%	10/15/2057	3,120	3,759,538
Series 2019, RB	4.00%	11/01/2041	600	686,262
Series 2019, RB (f)	4.00%	11/01/2041	250	279,380
Series 2019, RB (f)	4.00%	11/01/2047	325	359,746
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, RB	6.00%	12/01/2042	860	897,874
New York & New Jersey (States of), NY Port Authority (JFK International Air Terminal LLC); Series 1997 6, RB (INS -NATL)(a)(f)	5.75%	12/01/2022	1,270	1,326,896
New York (City of), NY;
Series 2013 D4, VRD GO Bonds (LOC - TD Bank N.A.)(i)(j)	0.94%	08/01/2040	1,400	1,400,000
Series 2017 B-1, GO Bonds	5.00%	12/01/2041	1,000	1,186,530
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,255,370
Series 2019 A, GO Bonds	5.00%	08/01/2045	880	1,083,324
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	738,710
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2006, RB (INS -AMBAC)(a)	5.00%	01/01/2036	1,140	1,143,124
New York (City of), NY Municipal Water Finance Authority; Series 2017 DD, RB	5.25%	06/15/2047	2,250	2,736,157
New York (City of), NY Transitional Finance Authority;
Series 2009, RB	5.00%	05/01/2028	420	421,365
Series 2018 S-3, RB	5.00%	07/15/2043	885	1,072,567
Series 2018 S-3, RB	5.25%	07/15/2045	310	382,038
Subseries 2011 E, RB	5.00%	11/01/2024	660	695,904
Subseries 2020 A-3, RB	4.00%	05/01/2044	1,000	1,124,750
New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,140,800
New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2009 A, RB	5.00%	12/01/2039	850	850,000
Series 2019, Ref. RB	5.00%	12/01/2034	300	387,438
Series 2019, Ref. RB	5.00%	12/01/2036	700	898,611
New York (Counties of), NY Tobacco Trust V;
Series 2005 S-1, RB (d)	0.00%	06/01/2038	3,430	1,149,496
Series 2005 S-2, RB (d)	0.00%	06/01/2050	6,770	1,035,810
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS -AGC)(a)	5.00%	10/01/2024	115	115,320
Series 2016 A, Ref. RB	5.00%	10/01/2033	600	722,250
Series 2019 A, RB	5.00%	10/01/2034	820	1,009,084
Series 2019 A, RB	4.00%	07/01/2049	160	179,262
Series 2019 B, RB	5.00%	07/01/2050	400	497,208
New York (State of) Dormitory Authority (Catholic Health System Obligated Group); Series 2019 A, Ref. RB	4.00%	07/01/2045	750	823,477
See accompanying notes which are an integral part of this schedule.
Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS -AMBAC)(a)	5.50%	05/15/2027	$ 710	$ 912,584
Series 2005 A, RB (INS -AMBAC)(a)	5.50%	05/15/2030	750	1,013,137
Series 2005 A, RB (INS -AMBAC)(a)	5.50%	05/15/2031	555	758,552
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/2041	510	535,220
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS -NATL)(a)	5.25%	07/01/2028	935	1,140,401
New York (State of) Dormitory Authority (Fordham University); Series 2011 A, RB (b)(c)	5.13%	07/01/2021	500	532,855
New York (State of) Dormitory Authority (General Purpose); Series 2018 A, Ref. RB	5.25%	03/15/2038	1,500	1,888,590
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,330,395
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/2029	1,000	1,018,500
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS -NATL)(a)	5.50%	07/01/2023	1,250	1,380,900
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB (b)(c)	5.00%	07/01/2021	875	928,646
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB (b)(c)	6.00%	07/01/2020	1,500	1,542,465
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS -BHAC)(a)	5.50%	07/01/2031	1,070	1,409,447
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB (e)	5.00%	12/01/2045	425	476,145
Series 2017, Ref. RB (e)	5.00%	12/01/2036	1,300	1,519,518
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB (b)(c)	5.00%	05/01/2023	20	22,640
Series 2013 A, RB	5.00%	05/01/2029	980	1,072,453
New York (State of) Dormitory Authority (Pratt Institute);
Series 2015 A, Ref. RB	5.00%	07/01/2044	925	1,038,192
Series 2016, Ref. RB	5.00%	07/01/2039	500	583,690
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2010, RB	5.00%	07/01/2040	1,250	1,278,650
Series 2019 A, RB	5.00%	07/01/2049	940	1,144,083
New York (State of) Dormitory Authority (Rockefeller University);
Series 2010 A, RB	5.00%	07/01/2041	775	791,259
Series 2019 C, Ref. RB	4.00%	07/01/2049	585	660,728
New York (State of) Dormitory Authority (St. Johns University);
Series 2012, RB (b)(c)	5.00%	07/01/2022	5	5,504
Series 2012, RB	5.00%	07/01/2030	635	692,493
New York (State of) Dormitory Authority (St. John’s University); Series 2012, RB (b)(c)	5.00%	07/01/2022	580	639,201
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	500	505,090
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB (b)(c)	5.00%	07/01/2023	1,185	1,351,173
New York (State of) Dormitory Authority (The New School);
Series 2010, RB (b)(c)	5.50%	07/01/2020	1,245	1,276,747
Series 2011, Ref. RB	5.00%	07/01/2031	750	791,115
New York (State of) Dormitory Authority (Touro College and University System);
Series 2014 A, RB	5.50%	01/01/2039	630	695,690
Series 2014 A, RB	5.50%	01/01/2044	700	768,096
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	730	780,990
New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	1,620	1,828,996
Series 2019 B, RB	4.00%	01/01/2045	1,000	1,119,120
New York City Water & Sewer System; Series 2019 AA, Ref. RB	4.00%	06/15/2040	1,500	1,711,575
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	1,500	1,765,740
Series 2016 B, RB (d)	0.00%	11/15/2044	3,270	1,546,775
New York Liberty Development Corp.; Series 2019, Ref. RB	2.80%	09/15/2069	1,215	1,224,465
See accompanying notes which are an integral part of this schedule.
Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB (e)	5.00%	11/15/2044	$ 1,505	$ 1,662,890
Series 2014, Class 3, Ref. RB (e)	7.25%	11/15/2044	415	493,041
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. RB	5.00%	11/15/2031	875	936,862
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	1,410	1,513,043
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. RB (b)(c)	6.37%	01/15/2020	1,215	1,222,545
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	300	408,597
Series 2007, RB	5.50%	10/01/2037	855	1,219,333
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, RB	5.00%	06/15/2031	1,430	1,513,340
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB (b)	5.50%	04/15/2035	615	880,225
New York State Urban Development Corp. (Bidding Group); Series 2019 A, Ref. RB	4.00%	03/15/2046	1,500	1,685,910
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB (f)	5.00%	08/01/2026	1,070	1,122,269
Series 2016, Ref. RB (f)	5.00%	08/01/2031	900	940,788
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, RB (f)	5.00%	01/01/2036	2,045	2,416,576
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (f)	5.00%	07/01/2046	1,750	1,932,840
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB (e)(f)	4.75%	11/01/2042	790	834,627
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB (f)	5.00%	04/01/2029	725	815,857
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	275	293,615
North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS -NATL)(a)	5.00%	06/15/2023	935	1,052,997
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS -AGM)(a)	4.00%	12/01/2049	1,500	1,660,200
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.37%	07/01/2040	1,065	1,086,087
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(f)(j)	5.37%	12/01/2036	1,000	1,002,590
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	738,511
Series 2005 A, RB (d)(e)	0.00%	08/15/2045	4,000	769,040
Series 2005 C, RB (d)(e)	0.00%	08/15/2060	25,000	1,137,500
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB	5.00%	10/15/2031	2,780	3,263,970
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/2040	465	481,587
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	462,605
Syracuse (City of), NY; Series 2011 A, GO Bonds (f)	5.00%	11/01/2036	1,000	1,059,310
Syracuse (City of), NY Industrial Development Agency (Carousel Center); Series 2016 A, Ref. RB (f)	5.00%	01/01/2035	755	824,709
Tompkins (County of), NY Industrial Development Agency (Cornell University); Series 2008 A, RB	5.00%	07/01/2037	250	255,363
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2032	1,250	826,562
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Series 2018 D, RB (67% of SOFR + 0.50%)(c)(g)	1.59%	10/01/2020	1,150	1,151,667
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/2030	1,250	1,285,362
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2048	930	923,016
Series 2017 A, Ref. RB	5.00%	06/01/2036	1,345	1,577,833
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB (e)(f)	7.00%	06/01/2046	470	529,436
Westchester Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	1,000	1,123,500
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	1,295	1,359,439
See accompanying notes which are an integral part of this schedule.
Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	$ 420	$ 471,416
Series 2019 A, RB	5.00%	10/15/2049	640	708,224
Series 2019 A, RB	5.00%	10/15/2054	465	510,537
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, RB	6.25%	10/15/2040	1,000	1,026,860
				165,166,790
Guam–2.89%
Guam (Territory of);
Series 2011 A, RB	5.25%	01/01/2036		550	578,468
Series 2015 D, Ref. RB	5.00%	11/15/2039		750	831,600
Guam (Territory of) (Section 30);
Series 2009 A, RB (b)(c)	5.62%	12/01/2019		135	135,000
Series 2009 A, RB (b)(c)	5.75%	12/01/2019		1,250	1,250,000
Guam (Territory of) Power Authority;
Series 2010 A, RB (b)(c)	5.50%	10/01/2020		450	466,110
Series 2012 A, Ref. RB	5.00%	10/01/2034		610	650,760
Guam (Territory of) Waterworks Authority;
Series 2010, RB (b)(c)	5.63%	07/01/2020		740	759,359
Series 2014 A, Ref. RB	5.00%	07/01/2029		325	363,821
					5,035,118
Virgin Islands–0.88%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB (f)	5.00%	09/01/2029		665	667,919
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (e)	5.00%	09/01/2030		770	853,992
					1,521,911
Puerto Rico–0.35%
Children’s Trust Fund; Series 2002, RB	5.38%	05/15/2033		270	274,099
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB (d)	0.00%	07/01/2027		420	334,605
					608,704
TOTAL INVESTMENTS IN SECURITIES(k)–99.01% (Cost $163,117,867)					172,332,523
OTHER ASSETS LESS LIABILITIES–0.99%					1,729,699
NET ASSETS–100.00%					$174,062,222
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco New York Tax Free Income Fund

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Zero coupon bond issued at a discount.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $10,848,384, which represented 6.23% of the Fund’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2019 represented less than 1% of the Fund’s Net Assets.
(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco New York Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2019, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco New York Tax Free Income Fund